AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)
	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
WHOLE LOANS - 32.6%
Consumer Loans - 32.6% (a)
171647609, 15.40%, 11/20/23	LendingClub	11/20/20	$ 537	$ 522	$ 533
171949148, 14.71%, 11/16/23	LendingClub	11/16/20	1,148	1,109	1,139
172410090, 16.08%, 12/04/25	LendingClub	12/04/20	5,985	5,668	5,718
172930301, 17.30%, 01/07/26	LendingClub	01/07/21	6,218	6,093	6,013
172953769, 10.81%, 01/09/24	LendingClub	01/04/21	2,002	1,968	1,985
173001562, 9.56%, 01/04/24	LendingClub	01/04/21	2,609	2,505	2,578
173189961, 13.33%, 01/04/24	LendingClub	01/04/21	2,268	2,225	2,243
173230532, 16.08%, 12/29/23	LendingClub	12/29/20	2,419	2,312	2,390
173245923, 15.40%, 01/04/26	LendingClub	01/04/21	9,160	8,929	8,871
173275380, 18.24%, 01/22/26	LendingClub	01/13/21	6,262	5,730	5,824
173338471, 20.74%, 01/19/26	LendingClub	01/13/21	11,649	11,066	11,060
173344582, 16.08%, 01/05/24	LendingClub	01/05/21	2,804	2,656	2,754
173358800, 19.95%, 01/13/24 (b)	LendingClub	01/13/21	6,161	5,761	572
173377823, 19.95%, 01/04/26	LendingClub	01/04/21	9,174	8,687	8,691
173397739, 18.24%, 01/04/26	LendingClub	01/04/21	7,638	7,329	7,295
173401158, 15.40%, 04/04/24 (b)	LendingClub	01/04/21	1,179	1,135	100
173425721, 16.08%, 01/06/26	LendingClub	01/06/21	7,376	7,007	7,045
173440757, 15.40%, 01/20/26	LendingClub	01/07/21	12,092	11,608	11,634
173452322, 20.74%, 01/04/26	LendingClub	01/04/21	7,699	7,679	7,506
173480973, 19.95%, 01/29/24	LendingClub	01/29/21	2,426	2,256	2,378
173481448, 16.08%, 01/07/26	LendingClub	01/07/21	7,007	6,902	6,826
173537826, 14.02%, 01/13/26	LendingClub	01/06/21	6,061	5,970	5,905
173555296, 13.33%, 01/07/24	LendingClub	01/07/21	510	494	506
173715688, 17.24%, 01/13/26	LendingClub	01/13/21	7,457	7,196	7,215
174167788, 13.24%, 02/01/24	LendingClub	02/01/21	2,271	2,135	2,219
182823625, 28.99%, 11/30/26	LendingClub	11/18/21	5,978	5,858	5,690
182847100, 28.99%, 11/24/26	LendingClub	11/23/21	12,138	11,774	11,417
182926009, 25.99%, 11/18/26 (b)	LendingClub	11/12/21	9,455	9,171	318
183123528, 20.44%, 11/12/26	LendingClub	11/12/21	5,177	5,177	5,020
183289999, 28.99%, 11/19/26	LendingClub	11/19/21	4,920	4,846	4,729
183337972, 23.99%, 11/22/26	LendingClub	11/22/21	6,717	6,717	6,542
183380248, 16.99%, 11/24/26	LendingClub	11/23/21	1,384	1,377	1,346
183489173, 23.99%, 11/24/26	LendingClub	11/24/21	15,994	15,994	15,598
183657208, 28.99%, 12/09/26	LendingClub	12/09/21	12,761	12,379	12,055
183658618, 17.24%, 12/07/26	LendingClub	12/07/21	15,674	15,047	14,784
183694841, 28.99%, 12/25/26	LendingClub	12/09/21	16,873	16,367	15,939
183714114, 15.44%, 12/06/26	LendingClub	12/06/21	3,990	3,930	3,895
183839826, 18.49%, 12/07/26	LendingClub	12/07/21	11,838	11,660	11,319
183844896, 28.99%, 12/08/26	LendingClub	12/08/21	14,969	14,445	14,133
183897668, 24.99%, 12/09/26 (b)	LendingClub	12/09/21	3,117	3,101	312
183932613, 20.99%, 12/09/26 (b)	LendingClub	12/09/21	16,254	16,173	4,863
183940931, 14.19%, 12/14/26	LendingClub	12/09/21	7,719	7,719	7,534
183964825, 24.99%, 12/25/26	LendingClub	12/13/21	8,240	8,034	7,839
183982510, 15.19%, 12/10/26	LendingClub	12/10/21	6,217	6,186	6,017
184568910, 18.99%, 01/01/27	LendingClub	12/31/21	16,091	15,766	15,224
184582862, 17.44%, 12/31/26	LendingClub	12/31/21	12,153	12,054	11,771
184595768, 18.49%, 12/30/26	LendingClub	12/30/21	7,891	7,891	7,658
184715908, 21.99%, 01/04/27	LendingClub	01/04/22	8,167	8,134	7,838
184719283, 14.19%, 01/15/27	LendingClub	01/04/22	4,261	4,212	4,110
184722604, 16.49%, 01/15/27	LendingClub	01/04/22	8,041	8,041	7,822
184921834, 20.49%, 01/11/27	LendingClub	01/11/22	8,107	8,107	7,829
186432035, 7.09%, 02/25/25	LendingClub	03/01/22	2,738	2,714	2,687
186491341, 8.79%, 03/01/25	LendingClub	03/03/22	4,997	4,938	4,884
187375805, 28.99%, 04/11/27	LendingClub	04/13/22	11,401	11,202	10,765
187522684, 7.09%, 04/16/25	LendingClub	04/05/22	2,285	2,264	2,240
187683541, 30.99%, 04/12/27 (b)	LendingClub	04/14/22	10,926	10,638	275
187697875, 12.49%, 03/29/25	LendingClub	03/31/22	4,706	4,676	4,584
187726663, 11.49%, 03/30/25	LendingClub	04/01/22	3,122	3,094	3,047
187789566, 8.79%, 03/31/25	LendingClub	04/04/22	1,537	1,527	1,511
188007866, 20.49%, 04/08/25	LendingClub	04/12/22	13,628	13,354	12,919
188170710, 7.59%, 04/22/25	LendingClub	04/14/22	4,481	4,410	4,366
188218952, 30.99%, 04/18/27 (b)	LendingClub	04/14/22	9,168	9,097	1,002
192151885, 18.49%, 08/30/25	LendingClub	09/01/22	1,240	1,231	1,190
192754897, 9.59%, 08/25/25	LendingClub	08/29/22	2,242	2,192	2,159
192772719, 10.79%, 08/31/25	LendingClub	09/02/22	1,507	1,484	1,461
192789429, 16.24%, 08/25/25	LendingClub	08/29/22	811	801	796
192828837, 23.99%, 08/31/25	LendingClub	09/02/22	4,731	4,525	4,403
192855771, 14.24%, 09/01/25	LendingClub	09/06/22	3,696	3,603	3,578
192857598, 10.24%, 08/29/25	LendingClub	08/31/22	6,017	5,880	5,797
192883953, 7.59%, 08/26/25	LendingClub	08/30/22	10,424	10,191	10,097
192953015, 8.59%, 08/30/25	LendingClub	09/01/22	7,472	7,305	7,228
192956227, 9.59%, 08/30/25	LendingClub	09/01/22	4,565	4,446	4,423
192986022, 23.99%, 09/01/25	LendingClub	09/06/22	6,347	6,094	5,899
193070792, 12.44%, 09/02/25	LendingClub	09/07/22	4,702	4,612	4,500
193072701, 9.09%, 09/02/25	LendingClub	09/07/22	5,114	4,998	4,920
193076996, 9.34%, 09/02/25	LendingClub	09/07/22	2,046	1,999	1,989
193081080, 10.29%, 09/02/25	LendingClub	09/07/22	2,723	2,671	2,629
193131738, 10.29%, 09/06/25	LendingClub	09/08/22	962	955	945
193143602, 24.49%, 09/19/25	LendingClub	09/19/22	7,322	7,055	6,850
193217338, 15.99%, 09/06/25	LendingClub	09/08/22	5,549	5,485	5,312
193273414, 9.34%, 09/12/25	LendingClub	09/14/22	2,714	2,683	2,641
193312242, 9.09%, 09/12/25	LendingClub	09/14/22	3,099	3,064	3,016
193340586, 15.49%, 09/19/25	LendingClub	09/19/22	1,182	1,173	1,137
193463279, 9.09%, 09/20/25	LendingClub	09/20/22	3,719	3,605	3,556
193503662, 18.49%, 09/19/25	LendingClub	09/19/22	3,982	3,840	3,715
193505022, 8.84%, 09/19/25	LendingClub	09/19/22	1,161	1,148	1,137
193517179, 9.59%, 09/19/25	LendingClub	09/19/22	5,081	4,925	4,856
193518701, 24.74%, 09/19/25	LendingClub	09/19/22	3,664	3,575	3,468
193542225, 9.84%, 09/19/25	LendingClub	09/19/22	1,942	1,897	1,870
193547190, 18.74%, 09/19/25	LendingClub	09/19/22	1,806	1,782	1,740
193550455, 18.24%, 09/20/25 (b)	LendingClub	09/20/22	13,537	13,382	1,299
193553167, 18.49%, 09/19/25	LendingClub	09/19/22	4,794	4,737	4,576
193567947, 18.49%, 09/21/25	LendingClub	09/21/22	3,522	3,494	3,382
193575581, 12.09%, 09/19/25	LendingClub	09/19/22	7,827	7,767	7,591
193588330, 15.44%, 09/20/25	LendingClub	09/20/22	2,355	2,300	2,231
193618065, 23.49%, 09/21/25	LendingClub	09/21/22	9,302	9,069	7,355
193619319, 18.49%, 09/20/25 (b)	LendingClub	09/20/22	5,077	5,016	488
193620005, 11.49%, 09/20/25	LendingClub	09/20/22	1,562	1,544	1,521
193644144, 13.99%, 09/20/25	LendingClub	09/20/22	1,575	1,563	1,528
193806872, 18.49%, 09/30/25	LendingClub	09/30/22	3,995	3,866	3,746
193813241, 25.99%, 10/26/25	LendingClub	10/26/22	6,058	5,880	5,703
193858687, 16.69%, 09/29/25	LendingClub	09/29/22	4,370	4,300	4,187
193862291, 27.99%, 10/19/25	LendingClub	10/19/22	3,795	3,700	3,585
193876727, 26.49%, 10/20/25	LendingClub	10/20/22	3,361	3,263	3,165
193907286, 30.99%, 09/29/25	LendingClub	09/29/22	828	797	777
193909887, 13.99%, 10/24/25	LendingClub	10/24/22	968	960	937
193942727, 23.74%, 01/31/26 (b)	LendingClub	09/29/22	10,972	10,668	1,149
193947452, 18.49%, 09/30/25	LendingClub	09/30/22	2,796	2,774	2,687
193960159, 18.49%, 10/01/25	LendingClub	09/29/22	9,878	9,682	9,330
193963735, 15.99%, 10/03/25	LendingClub	10/03/22	8,170	8,040	7,788
193979516, 15.99%, 09/29/25 (b)	LendingClub	09/29/22	5,659	5,592	152
194022440, 25.99%, 10/28/25	LendingClub	10/07/22	8,517	8,286	8,071
194182925, 23.49%, 10/07/25	LendingClub	10/07/22	5,414	5,259	5,082
194192975, 25.99%, 10/07/25	LendingClub	10/07/22	6,465	6,280	6,074
194412947, 22.49%, 10/25/25	LendingClub	10/25/22	8,541	8,292	8,014
194455930, 18.69%, 10/28/25	LendingClub	10/20/22	1,242	1,232	1,195
194500824, 19.69%, 10/21/25	LendingClub	10/21/22	16,508	16,373	15,831
194534088, 18.19%, 10/21/25	LendingClub	10/21/22	4,932	4,872	4,712
194596627, 13.89%, 10/20/25	LendingClub	10/20/22	1,805	1,791	1,755
194598387, 30.99%, 10/19/25	LendingClub	10/19/22	2,549	2,462	2,387
194654226, 26.49%, 10/21/25	LendingClub	10/21/22	10,345	9,985	8,081
194655554, 23.99%, 10/24/25 (b)	LendingClub	10/24/22	10,799	10,484	362
194657060, 13.74%, 10/20/25	LendingClub	10/20/22	3,247	3,208	3,138
194663669, 17.49%, 10/20/25	LendingClub	10/20/22	5,333	5,290	5,141
194697785, 24.49%, 10/24/25 (b)	LendingClub	10/24/22	6,332	6,147	659
194705871, 19.69%, 10/28/25	LendingClub	10/28/22	4,127	4,093	3,966
194720882, 22.74%, 10/21/25	LendingClub	10/21/22	5,825	5,777	5,601
194731583, 12.69%, 10/24/25	LendingClub	10/24/22	5,384	5,319	5,232
194735645, 23.99%, 10/28/25	LendingClub	10/28/22	11,861	11,515	11,201
194748183, 26.49%, 10/25/25	LendingClub	10/25/22	3,361	3,248	3,155
194762704, 9.09%, 10/24/25	LendingClub	10/24/22	2,402	2,373	2,337
194821279, 25.99%, 10/26/25	LendingClub	10/26/22	5,035	4,845	4,709
194823268, 17.44%, 10/25/25 (b)	LendingClub	10/25/22	1,726	1,684	161
194824176, 21.94%, 10/25/25	LendingClub	10/25/22	11,626	11,289	10,967
194848763, 30.99%, 10/28/25	LendingClub	10/28/22	4,078	3,974	3,863
194850104, 20.49%, 10/26/25	LendingClub	10/26/22	13,236	12,907	12,503
194851528, 25.99%, 11/10/25	LendingClub	10/27/22	10,458	10,151	9,818
194851606, 15.99%, 10/27/25	LendingClub	10/27/22	4,031	3,982	3,868
194852384, 23.19%, 10/25/25 (b)	LendingClub	10/25/22	5,414	5,344	580
194854075, 15.19%, 10/26/25	LendingClub	10/26/22	6,521	6,389	6,220
194854783, 13.69%, 10/25/25	LendingClub	10/25/22	4,058	4,009	3,924
194867534, 28.99%, 10/28/25	LendingClub	10/28/22	10,146	9,888	9,613
194871235, 30.99%, 10/28/25	LendingClub	10/28/22	1,702	1,658	1,611
194889203, 22.49%, 10/27/25	LendingClub	10/27/22	8,316	8,247	8,013
195006398, 9.10%, 11/02/25	LendingClub	11/02/22	471	465	465
196684004, 14.49%, 01/20/26	LendingClub	01/20/23	1,771	1,701	1,672
196988784, 20.19%, 01/23/26	LendingClub	01/23/23	2,680	2,644	2,571
197007521, 21.45%, 01/23/26	LendingClub	01/23/23	6,273	6,162	5,994
197135792, 22.74%, 01/23/26	LendingClub	01/23/23	7,185	6,992	6,803
197150326, 18.49%, 01/23/26	LendingClub	01/23/23	5,351	5,160	5,022
197155516, 19.69%, 02/07/26	LendingClub	02/07/23	18,311	16,905	16,493
197200533, 12.99%, 01/20/26	LendingClub	01/20/23	2,650	2,603	2,557
197239968, 21.24%, 01/23/26	LendingClub	01/23/23	3,584	3,488	3,394
197250823, 13.74%, 01/20/26	LendingClub	01/20/23	3,523	3,508	3,444
197306589, 30.99%, 01/20/26	LendingClub	01/20/23	1,273	1,227	1,193
197314037, 14.49%, 01/24/26	LendingClub	01/24/23	2,834	2,796	2,747
197314550, 18.94%, 01/23/26	LendingClub	01/23/23	3,124	3,082	2,997
197316228, 16.24%, 01/23/26	LendingClub	01/23/23	2,665	2,618	2,559
197425790, 16.94%, 01/31/25	LendingClub	01/31/23	2,451	2,289	2,246
197427327, 13.04%, 01/23/26	LendingClub	01/23/23	6,735	6,705	6,585
197448468, 13.49%, 01/20/26	LendingClub	01/20/23	1,591	1,570	1,542
197456748, 15.94%, 01/20/26	LendingClub	01/20/23	5,327	5,280	5,158
197458703, 12.99%, 01/20/26	LendingClub	01/20/23	4,416	4,377	4,298
197462363, 14.49%, 01/23/26	LendingClub	01/23/23	4,251	4,213	4,137
197516830, 19.94%, 01/24/26	LendingClub	01/24/23	8,949	8,671	8,465
197524076, 13.74%, 01/24/26	LendingClub	01/24/23	884	865	850
197536847, 11.09%, 01/24/26	LendingClub	01/24/23	4,400	4,343	4,293
197546557, 16.19%, 01/24/26	LendingClub	01/24/23	1,776	1,753	1,713
197552792, 18.19%, 01/24/25	LendingClub	01/24/23	5,906	5,882	5,737
197555701, 13.74%, 01/24/26	LendingClub	01/24/23	973	964	947
197567316, 12.74%, 02/05/26	LendingClub	01/24/23	1,410	1,403	1,374
197602240, 12.34%, 01/27/26	LendingClub	01/27/23	4,852	4,616	4,542
197603912, 12.99%, 01/30/26	LendingClub	01/30/23	288	276	285
197814451, 10.99%, 02/15/26	LendingClub	02/06/23	4,536	4,375	4,339
197908272, 22.49%, 02/09/26	LendingClub	02/09/23	9,189	8,773	8,544
197924907, 25.24%, 02/09/26	LendingClub	02/09/23	16,596	15,840	15,425
197968304, 22.74%, 02/10/26	LendingClub	02/10/23	3,677	3,510	3,419
197981059, 25.99%, 02/10/26	LendingClub	02/10/23	9,230	8,852	8,620
198039267, 18.74%, 02/13/26	LendingClub	02/13/23	1,904	1,827	1,840
198125147, 19.99%, 02/14/26	LendingClub	02/14/23	7,327	6,895	6,731
202217983, 18.49%, 06/15/26	LendingClub	06/15/23	10,000	9,505	9,471
164149433, 26.99%, 05/15/26 (b)	LendingClub	01/30/20	14,006	14,006	11,718
164570836, 23.31%, 04/03/25	LendingClub	01/30/20	6,437	6,437	6,350
164717993, 30.99%, 07/18/33	LendingClub	01/30/20	472	472	477
183615887, 13.99%, 12/27/24	LendingClub	12/28/21	5,515	5,546	5,518
183776530, 21.99%, 12/27/24	LendingClub	12/28/21	3,489	3,505	3,539
183824964, 28.24%, 12/27/26	LendingClub	12/28/21	5,888	5,909	5,987
184197962, 23.99%, 12/27/24	LendingClub	12/28/21	7,058	7,099	7,185
184199273, 30.99%, 06/30/27	LendingClub	12/28/21	16,996	17,119	17,004
184303917, 13.99%, 12/27/24	LendingClub	12/28/21	2,616	2,630	2,612
184341030, 30.99%, 12/27/24	LendingClub	12/28/21	5,515	5,548	5,732
184361660, 28.49%, 12/27/24	LendingClub	12/28/21	1,812	1,823	1,863
184362215, 15.99%, 12/27/24	LendingClub	12/28/21	11,186	11,248	11,189
184397053, 30.99%, 12/27/26	LendingClub	12/28/21	12,585	12,690	12,906
184403525, 17.99%, 12/27/24	LendingClub	12/28/21	2,266	2,279	2,268
184414413, 15.74%, 12/27/24	LendingClub	12/28/21	2,811	2,827	2,809
184416777, 24.99%, 12/27/24	LendingClub	12/28/21	1,594	1,603	1,628
184417758, 30.49%, 12/27/24	LendingClub	12/28/21	1,833	1,844	1,905
184429316, 28.49%, 12/27/24	LendingClub	12/28/21	919	919	940
184430130, 30.99%, 12/27/26	LendingClub	12/28/21	8,391	8,462	8,567
184447010, 28.99%, 12/27/26 (b)	LendingClub	12/28/21	6,228	6,281	755
184450399, 30.99%, 12/31/24	LendingClub	12/28/21	3,702	3,722	3,806
184455585, 17.99%, 12/27/24	LendingClub	12/28/21	1,125	1,132	1,125
184459335, 19.99%, 12/27/24	LendingClub	12/28/21	13,771	13,849	13,830
184463310, 26.49%, 12/27/24	LendingClub	12/28/21	5,433	5,465	5,577
184463700, 18.99%, 01/18/27	LendingClub	01/20/22	4,341	4,341	4,180
184464380, 30.99%, 12/27/26	LendingClub	12/28/21	17,358	17,523	17,479
184467082, 20.99%, 12/27/24	LendingClub	12/28/21	2,887	2,904	2,899
184467823, 17.99%, 12/27/24	LendingClub	12/28/21	11,331	11,395	11,333
184469051, 26.99%, 12/27/24	LendingClub	12/28/21	3,838	3,861	3,928
184470793, 27.99%, 08/18/25	LendingClub	12/28/21	10,017	10,098	8,243
184471643, 30.99%, 12/27/26	LendingClub	12/28/21	13,390	13,515	7,583
184473552, 17.49%, 12/27/24	LendingClub	12/28/21	6,777	6,815	6,778
184474636, 24.99%, 12/30/24	LendingClub	12/28/21	1,781	1,784	1,812
184475340, 30.99%, 12/27/24	LendingClub	12/28/21	1,554	1,564	1,582
184477367, 30.99%, 12/27/26	LendingClub	12/28/21	4,199	4,227	4,287
184481397, 28.99%, 12/27/24	LendingClub	12/28/21	6,058	6,094	6,229
184487239, 19.99%, 12/27/24	LendingClub	12/28/21	2,866	2,879	2,879
184487535, 24.99%, 12/27/24	LendingClub	12/28/21	3,742	3,762	3,842
184519976, 30.99%, 01/18/27	LendingClub	01/20/22	5,100	5,100	5,148
184784913, 27.99%, 01/18/25	LendingClub	01/20/22	1,510	1,510	1,524
185049440, 23.99%, 01/18/25	LendingClub	01/20/22	616	616	618
185170623, 16.99%, 01/18/25	LendingClub	01/20/22	5,617	5,617	5,557
185204609, 24.99%, 01/30/25 (b)	LendingClub	01/20/22	1,093	1,093	0
185209914, 23.99%, 01/18/25	LendingClub	01/20/22	1,538	1,538	1,548
185338159, 29.49%, 03/11/25 (b)	LendingClub	02/15/22	10,281	10,281	3,461
185347789, 30.49%, 02/11/26	LendingClub	02/15/22	3,942	3,942	3,930
185399718, 30.99%, 02/11/25 (b)	LendingClub	02/15/22	6,792	6,792	744
185439817, 26.99%, 02/11/25	LendingClub	02/15/22	2,346	2,346	2,370
185468119, 22.99%, 02/11/25	LendingClub	02/15/22	2,241	2,241	2,239
185509674, 29.74%, 07/26/25 (b)	LendingClub	02/15/22	11,642	11,642	0
185735111, 21.49%, 02/11/27	LendingClub	02/15/22	19,751	19,751	19,303
185809208, 30.99%, 02/21/26 (b)	LendingClub	02/15/22	3,702	3,702	432
185921909, 30.99%, 02/11/25	LendingClub	02/15/22	8,733	8,733	8,883
185998007, 22.74%, 02/25/25	LendingClub	02/15/22	647	647	650
186023602, 21.99%, 02/11/27 (b)	LendingClub	02/15/22	21,865	21,865	0
186064191, 15.99%, 02/26/24	LendingClub	02/15/22	1,801	1,801	1,788
186066793, 30.99%, 02/11/25	LendingClub	02/15/22	3,325	3,325	3,388
186071477, 28.99%, 02/11/25 (b)	LendingClub	02/15/22	2,117	2,117	691
186090313, 30.99%, 02/12/25	LendingClub	02/15/22	3,734	3,734	3,779
186105067, 20.49%, 02/11/25 (b)	LendingClub	02/15/22	1,709	1,709	523
186118303, 24.99%, 02/11/25	LendingClub	02/15/22	2,607	2,607	2,631
186126706, 30.99%, 02/15/27	LendingClub	02/15/22	7,788	7,788	7,807
186132922, 12.54%, 02/15/25	LendingClub	02/15/22	6,029	6,029	5,970
186134274, 17.99%, 02/20/25	LendingClub	02/15/22	4,474	4,474	4,432
186136774, 19.99%, 02/16/25	LendingClub	02/15/22	4,418	4,418	4,376
186136784, 15.74%, 02/11/25 (b)	LendingClub	02/15/22	4,287	4,287	1,310
186142053, 25.49%, 02/11/27	LendingClub	02/15/22	13,471	13,471	12,997
186143344, 26.49%, 02/11/26	LendingClub	02/15/22	8,052	8,052	7,728
186144954, 28.49%, 02/11/27	LendingClub	02/15/22	15,345	15,345	15,350
186152115, 15.99%, 02/11/25	LendingClub	02/15/22	2,704	2,704	2,677
186152678, 24.99%, 02/11/25	LendingClub	02/15/22	2,515	2,515	2,539
186153496, 30.99%, 02/11/27	LendingClub	02/15/22	12,911	12,911	12,977
186155024, 18.99%, 02/19/25	LendingClub	02/15/22	2,259	2,259	2,237
186155205, 18.74%, 02/11/27	LendingClub	02/15/22	4,899	4,899	4,716
186156211, 30.99%, 02/11/27	LendingClub	02/15/22	15,493	15,493	15,573
186158108, 15.99%, 02/16/25	LendingClub	02/15/22	3,698	3,698	3,661
186158605, 30.99%, 02/15/25	LendingClub	02/15/22	8,711	8,711	8,833
186158727, 17.99%, 02/26/25	LendingClub	02/15/22	3,150	3,150	3,124
186165090, 15.99%, 02/11/25	LendingClub	02/15/22	3,682	3,682	3,642
187784900, 15.54%, 04/11/27	LendingClub	04/13/22	6,643	6,698	6,449
187860335, 28.49%, 04/11/25	LendingClub	04/13/22	3,882	3,900	3,816
187887928, 22.49%, 04/20/25	LendingClub	04/22/22	2,550	2,568	2,560
187887993, 30.99%, 04/11/25	LendingClub	04/13/22	4,289	4,318	4,348
187989828, 30.99%, 04/20/27	LendingClub	04/13/22	14,075	14,216	11,639
188051774, 22.99%, 04/11/25	LendingClub	04/13/22	689	694	692
188078858, 17.99%, 04/11/25 (b)	LendingClub	04/13/22	4,414	4,433	402
188081773, 16.49%, 04/11/25	LendingClub	04/13/22	1,130	1,138	1,122
188085005, 15.99%, 04/16/25	LendingClub	04/13/22	16,621	16,730	16,531
188085440, 23.49%, 04/11/25	LendingClub	04/13/22	950	956	939
188086896, 30.99%, 04/11/25	LendingClub	04/13/22	2,116	2,131	2,135
188087040, 29.74%, 04/16/25 (b)	LendingClub	04/13/22	1,676	1,689	0
188088983, 26.99%, 04/25/24	LendingClub	04/13/22	4,961	4,985	4,922
188089525, 25.99%, 04/11/25	LendingClub	04/13/22	10,487	10,558	10,554
188089558, 28.49%, 04/11/25	LendingClub	04/13/22	848	854	854
188090337, 23.49%, 04/26/27	LendingClub	04/13/22	6,524	6,583	6,429
188090472, 24.99%, 04/11/25	LendingClub	04/13/22	1,253	1,261	1,261
188090767, 30.99%, 04/20/27	LendingClub	04/13/22	5,353	5,404	5,349
188091239, 30.99%, 04/17/27	LendingClub	04/13/22	13,301	13,417	13,329
188091311, 20.49%, 05/28/25	LendingClub	04/13/22	2,585	2,602	2,577
188092145, 28.99%, 04/11/25	LendingClub	04/13/22	3,539	3,564	3,561
188092760, 17.99%, 04/11/25	LendingClub	04/13/22	2,693	2,710	2,675
188094202, 26.24%, 04/11/25	LendingClub	04/13/22	1,383	1,392	1,390
188094205, 19.99%, 04/26/25	LendingClub	04/13/22	2,562	2,579	2,553
188094215, 27.99%, 04/15/25	LendingClub	04/13/22	4,971	4,996	4,983
188096188, 30.99%, 04/12/27	LendingClub	04/14/22	8,437	8,521	8,471
188097398, 17.49%, 04/11/25	LendingClub	04/13/22	1,345	1,348	1,335
188097672, 15.99%, 04/11/24	LendingClub	04/13/22	1,139	1,144	1,129
188099700, 15.74%, 04/17/25	LendingClub	04/13/22	4,010	4,036	3,985
188100809, 20.99%, 04/11/27	LendingClub	04/13/22	4,419	4,457	4,346
188101947, 22.99%, 04/11/25 (b)	LendingClub	04/13/22	1,072	1,079	336
188103170, 30.99%, 04/22/25 (b)	LendingClub	04/13/22	11,436	11,518	0
188103172, 25.49%, 04/20/25 (b)	LendingClub	04/13/22	4,002	4,030	0
188103493, 24.99%, 04/11/25	LendingClub	04/13/22	3,480	3,503	3,502
188108259, 21.49%, 04/11/27	LendingClub	04/13/22	6,410	6,463	6,298
188108404, 19.49%, 04/11/25	LendingClub	04/13/22	4,078	4,105	4,046
188112597, 17.74%, 04/22/25 (b)	LendingClub	04/13/22	5,454	5,490	0
188112793, 20.49%, 04/23/25	LendingClub	04/13/22	13,738	13,831	13,661
188114972, 30.99%, 04/15/25	LendingClub	04/13/22	2,515	2,533	2,537
188116962, 30.99%, 04/11/27 (b)	LendingClub	04/13/22	11,144	11,244	0
188117634, 25.49%, 04/20/27	LendingClub	04/13/22	6,116	6,166	5,962
188119794, 23.99%, 04/11/25	LendingClub	04/13/22	10,391	10,461	10,429
188121795, 28.99%, 04/11/25	LendingClub	04/13/22	5,052	5,049	5,059
188123133, 30.99%, 04/19/27 (b)	LendingClub	04/13/22	8,907	8,987	322
188124880, 30.99%, 04/11/25	LendingClub	04/13/22	1,783	1,796	1,807
188125305, 19.99%, 04/11/25 (b)	LendingClub	04/13/22	2,153	2,165	666
188125693, 15.99%, 04/11/25	LendingClub	04/13/22	2,333	2,348	2,318
188129556, 30.99%, 04/15/27	LendingClub	04/13/22	4,425	4,464	4,430
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	5,507	5,177	5,394
161704640, 18.62%, 02/28/25	LendingClub	02/20/20	8,204	7,506	8,058
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	7,457	7,047	7,303
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	5,721	5,378	4,624
168220915, 20.55%, 04/14/25	LendingClub	10/07/20	10,379	9,549	10,249
Total Whole Loans				1,782,960	1,534,524

BRIDGE LOANS - 33.3%
Real Estate Loans - 33.3% (a)(c)
39301, 9.50%, 05/26/23 (b)	Fund That Flip	03/31/21	5,624	5,624	5,076
41159, 8.50%, 06/11/23 (b)	Fund That Flip	03/29/21	58,000	58,000	51,610
41250, 10.00%, 10/27/21 (b)	Fund That Flip	07/19/21	40,000	40,000	38,133
41289, 8.50%, 09/22/23	Fund That Flip	03/29/21	50,000	50,000	48,698
41663, 9.50%, 04/02/22 (b)	Fund That Flip	04/06/21	30,000	30,000	23,419
41710, 9.25%, 04/15/22 (b)	Fund That Flip	04/22/21	35,000	35,000	28,897
41711, 9.50%, 04/02/22 (b)	Fund That Flip	04/06/21	30,000	30,000	23,894
41923, 10.00%, 12/10/21 (b)	Fund That Flip	07/19/21	40,000	40,000	31,795
42127, 8.75%, 03/30/23 (b)	Fund That Flip	05/06/21	30,000	30,000	29,444
43347, 8.75%, 08/03/22 (b)	Fund That Flip	08/16/21	30,000	30,000	25,023
44866, 8.50%, 02/10/23 (b)	Fund That Flip	12/09/21	45,000	45,000	40,134
45227, 9.00%, 09/21/22 (b)	Fund That Flip	10/13/21	50,000	50,000	49,432
56212, 9.00%, 05/21/23 (b)	Fund That Flip	02/24/22	40,000	40,000	36,622
56260, 8.50%, 07/20/22 (b)	Fund That Flip	02/24/22	40,000	40,000	35,005
57895, 9.50%, 07/07/23	Fund That Flip	07/12/22	50,000	50,000	48,668
58234, 9.00%, 12/16/22 (b)	Fund That Flip	08/04/22	50,000	50,000	47,234
61663, 9.00%, 07/08/23	Fund That Flip	08/04/22	25,000	25,000	24,376
61668, 12.00%, 07/15/23	Fund That Flip	02/13/23	50,000	50,000	48,794
61975, 12.00%, 07/15/23	Fund That Flip	02/13/23	50,000	50,000	48,788
63394, 12.50%, 08/28/23	Fund That Flip	12/29/22	14,000	14,000	13,650
65117, 12.00%, 11/15/23	Fund That Flip	02/13/23	50,000	50,000	49,217
67800, 13.50%, 09/09/23	Fund That Flip	12/29/22	50,000	50,000	48,796
17406, 11.00%, 03/31/23 (b)	Sharestates	01/02/20	25,000	25,000	22,222
17409, 10.00%, 03/31/23 (b)	Sharestates	01/02/20	25,000	25,000	23,198
18833, 12.00%, 06/30/23	Sharestates	07/17/20	25,000	25,000	24,748
19234, 9.50%, 05/31/21 (b)	Sharestates	11/20/20	30,000	30,000	22,888
19238, 10.00%, 05/31/21 (b)	Sharestates	11/24/20	30,000	30,000	22,732
19434, 9.00%, 07/31/22 (b)	Sharestates	01/19/21	20,000	20,000	17,055
19682, 10.00%, 06/30/23 (b)	Sharestates	03/12/21	40,000	40,000	37,298
19684, 10.50%, 05/31/22 (b)	Sharestates	03/12/21	45,000	45,000	36,339
20164, 10.00%, 11/30/22 (b)	Sharestates	06/24/21	15,000	15,000	13,330
20208, 10.00%, 04/30/23 (b)	Sharestates	06/29/21	35,000	35,000	34,121
20347, 9.00%, 11/30/22 (b)	Sharestates	07/30/21	35,000	35,000	31,650
20403, 12.00%, 08/31/23	Sharestates	08/20/21	29,000	29,000	28,707
20454, 9.50%, 08/31/22 (b)	Sharestates	09/07/21	50,000	50,000	40,167
20636, 9.50%, 12/31/22 (b)	Sharestates	10/01/21	30,000	30,000	27,140
20909, 12.00%, 05/31/23 (b)	Sharestates	12/09/21	40,000	40,000	39,281
21998, 10.15%, 11/30/23	Sharestates	08/19/22	50,000	50,000	49,711
22008, 11.00%, 08/31/23	Sharestates	08/22/22	50,000	50,000	49,596
22090, 10.00%, 11/30/22 (b)	Sharestates	09/09/22	7,000	7,000	6,298
22228, 12.00%, 10/31/23 (b)	Sharestates	10/13/22	50,000	50,000	49,123
22478, 12.00%, 12/31/23	Sharestates	12/21/22	50,000	50,000	49,720
22481, 10.25%, 07/31/23	Sharestates	12/20/22	44,000	44,000	43,682
22482, 11.00%, 12/31/23	Sharestates	12/20/22	50,000	50,000	49,752
22483, 10.49%, 09/30/23	Sharestates	12/20/22	50,000	50,000	49,694
Total Bridge Loans				1,687,624	1,565,157

Total Investments - 65.9%				3,470,584	3,099,681

Other Assets in Excess of Liabilities - 34.1%					1,603,548

TOTAL NET ASSETS - 100.0%					$4,703,229

(a) Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC
(the "Advisor") pursuant to policies approved by the Board of Trustees of the Fund.
(b) Past-due loan.
(c) Short-term loans backed by single-family, multi-family and commercial properties.

Portfolio Valuation

The Board of Trustees (the “Board”) has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the AlphaCentric Prime Meridian Income Fund (the “Fund”) values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named AlphaCentric Advisors LLC (the “Advisor”) its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

The vast majority of the Fund’s holdings are loans sourced through Marketplace Loans for which market quotations are not readily available. As of June 30, 2023, the Fund’s holdings were comprised of consumer and real estate loans. The Fund has engaged a third-party pricing service (“Valuation Service Provider”) to provide the fair value of the Fund’s Marketplace Loan holdings. The Valuation Service Provider’s proprietary pricing procedures utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logistic regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). The forecasted cashflows as of the valuation date are discounted at a new risk-adjusted rate. The Advisor and Prime Meridian Capital Management, LLC (the “Sub-Advisor”) monitor the application of the valuation methodology and consult with the Valuation Service Provider to ensure proper valuation of the Fund’s holdings. The net asset value (the “NAV”) of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$1,534,524	$1,534,524
Bridge Loans
Real Estate Loans	—	—	1,565,157	1,565,157
Total	$—	$—	$3,099,681	$3,099,681

The following is a reconciliation of Level 3 investments for the period from October 1, 2022 to June 30, 2023:

	Consumer Loans	Real Estate Loans
Beginning Balance – October 1, 2022	$2,138,029	$2,271,699
Acquisitions	508,865	494,000
Paydowns	(740,635)	(1,004,527)
Dispositions	—	(105,000)
Net realized losses	(405,764)	(65,000)
Change in unrealized appreciation/depreciation	20,017	(26,015)
Accretion of discounts	14,012	—
Ending Balance – June 30, 2023	$1,534,524	$1,565,157
Change in unrealized appreciation/deprecation on investments still held at June 30, 2023	$(204,700)	$(83,674)

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of June 30, 2023:

Type of Investment	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Unsecured Consumer Loans	$1,534,524	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Rate	0.83%-46.31% 0.00%-100.00%	13.30% 30.77%
Real Estate Loans	1,565,157	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Rate	2.52%-11.21% 0.00%-1.40%	7.42% 0.47%
Total	$3,099,681

During the period ended June 30, 2023, the Fund had charge offs of $470,764 of outstanding principal on the loans and recoveries of $31,806, which resulted in a net charge off of $438,958. As of June 30, 2023, there were no loans placed on non-accrual status.